Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash on hand		€ 1,651		€ 535
Bank balances		458,140		316,756
Total cash and cash equivalents	€ 346,883	€ 459,791	€ 285,937	€ 317,291	€ 210,626	€ 218,331